Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Convertible Preferred Stock	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Feb. 28, 2018	$ 167,010	$ 1	$ 29,310	$ (213,007)	$ (183,696)
Balance (shares) at Feb. 28, 2018	16,545,536	3,242,319
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of preferred stock, net	$ 47,654
Sale of preferred stock, net (in shares)	2,095,365
Issuance of common stock warrants in connection with sale of preferred stock			2,279		2,279
Issuance of common stock in lieu of bonus payment			569		569
Issuance of common stock in lieu of bonus payment (in shares)		121,143
Exercise of stock options and common stock warrants			1,002		1,002
Exercise of stock options and common stock warrants (shares)		253,087
Stock-based compensation expense			5,721		5,721
Net loss				(56,496)	(56,496)
Balance at Feb. 28, 2019	$ 214,664	$ 1	38,881	(269,503)	(230,621)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of stock options and common stock warrants			356		356
Exercise of stock options and common stock warrants (shares)	0	90,322
Stock-based compensation expense			1,436		1,436
Net loss				(15,903)	(15,903)
Balance at May. 31, 2019		$ 1	40,673	(285,406)	(244,732)
Balance (shares) at May. 31, 2019		3,706,871
Balance at Feb. 28, 2019	$ 214,664	$ 1	38,881	(269,503)	(230,621)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Temporary Equity [Roll Forward]
Net loss					(30,929)
Balance at Aug. 31, 2019		$ 1	50,939	(300,432)	(249,492)
Balance (shares) at Aug. 31, 2019		4,401,727
Balance at Feb. 28, 2019	$ 214,664	$ 1	38,881	(269,503)	(230,621)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of preferred stock, net	$ 18,358
Sale of preferred stock, net (in shares)	873,038
Issuance of common stock warrants in connection with sale of preferred stock			1,585		1,585
Issuance of common stock in connection with acquisition			6,164		6,164
Issuance of common stock in connection with acquisition (shares)		289,320
Issuance of common stock warrants in connection with July 2019 debt			779		779
Common stock issued in connection with joint development agreement			3,869		3,869
Issuance of common stock in connection with joint development agreement (In shares)		251,211
Exercise of stock options and common stock warrants		$ 1	6,791		6,792
Exercise of stock options and common stock warrants (shares)		1,876,370
Stock-based compensation expense			6,002		6,002
Net loss				(51,365)	(51,365)
Balance at Feb. 29, 2020	$ 233,022	$ 2	64,071	(320,868)	(256,795)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Balance at May. 31, 2019		$ 1	40,673	(285,406)	(244,732)
Balance (shares) at May. 31, 2019		3,706,871
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common stock warrants in connection with sale of preferred stock			779		779
Issuance of common stock in connection with acquisition			6,164		6,164
Issuance of common stock in connection with acquisition (shares)		279,436
Exercise of stock options and common stock warrants	$ 0	$ 0	1,428	0	1,428
Exercise of stock options and common stock warrants (shares)	0	415,420
Stock-based compensation expense			1,895		1,895
Net loss				(15,026)	(15,026)
Balance at Aug. 31, 2019		$ 1	50,939	(300,432)	(249,492)
Balance (shares) at Aug. 31, 2019		4,401,727
Balance at Feb. 29, 2020	$ 233,022	$ 2	64,071	(320,868)	(256,795)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of stock options and common stock warrants			2,999		2,999
Exercise of stock options and common stock warrants (shares)		347,807
Stock-based compensation expense			1,259		1,259
Net loss				(13,960)	(13,960)
Balance at May. 31, 2020		$ 2	68,329	(334,828)	(266,497)
Balance (shares) at May. 31, 2020		6,381,257
Balance at Feb. 29, 2020	$ 233,022	$ 2	64,071	(320,868)	(256,795)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Increase (Decrease) in Temporary Equity [Roll Forward]
Net loss					(29,331)
Balance at Aug. 31, 2020		$ 5	542,298	(350,199)	192,104
Balance (shares) at Aug. 31, 2020		49,269,342
Balance at May. 31, 2020		$ 2	68,329	(334,828)	(266,497)
Balance (shares) at May. 31, 2020		6,381,257
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common stock in connection with acquisition			156		156
Issuance of common stock in connection with acquisition (shares)		97,019
Exercise of stock options and common stock warrants			1,726		1,726
Exercise of stock options and common stock warrants (shares)		383,575
Stock-based compensation expense			2,105		2,105
Net loss				(15,371)	(15,371)
Balance at Aug. 31, 2020		$ 5	$ 542,298	$ (350,199)	$ 192,104
Balance (shares) at Aug. 31, 2020		49,269,342